Commitments & Contingencies (Details) - USD ($)	1 Months Ended	4 Months Ended	6 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Commitments & Contingencies (Details) [Line Items]
Underwriting discount (in Dollars per share)		$ 0.20	$ 0.20
Aggregate value		$ 4,000,000.0	$ 4,000,000.0
Deferred fee (in Dollars per share)		$ 0.35	$ 0.35
Deferred aggregate value		$ 7,000,000.0	$ 7,000,000.0
Underwriters additional fee	$ 130,000
Underwriting Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Deferred underwriting commissions	$ 227,500